Business Acquisitions, Goodwill and Intangible Assets (Details) - Business Acquisition, Acquiree [Domain] - Debt Instrument, Name [Domain] - Range [Domain] $ in Millions	12 Months Ended
	Sep. 30, 2014 USD ($) item	Sep. 30, 2013 USD ($) item	Sep. 30, 2012 USD ($) item
Business Acquisition [Line Items]
Consideration paid in cash	$ 70.2	$ 62.1	$ 14.5
Consideration paid by issuing stock		14.3	$ 0.9
Senior notes assumed in acquisition as part of consideration	$ 18.3	$ 5.6
Number of business acquisitions | item	2	2	1
Aggregate value of all consideration for acquisitions consummated	$ 88.5	$ 82.0	$ 15.4
Estimated fair values of the assets acquired and liabilities assumed, as of the acquisition dates, from acquisitions
Cash and cash equivalents	17.1	20.1	1.9
Goodwill	72.7	72.6	10.5
Other current assets	256.2	41.5	7.8
Total identifiable intangible assets	11.9	9.4	1.5
Current liabilities	(274.1)	(54.9)	(8.8)
Net assets acquired	88.5	82.0	15.4
Other non-current assets	16.5	8.6	3.3
Tax-deductible goodwill	251.6	283.9
Noncurrent liabilities	$ (11.8)	$ (15.3)	$ (0.8)